Capital Stock (Tables)	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Change In Share Purchase Options Outstanding
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value

Options outstanding at December 31, 2011	3,125,000	$0.15	$ -
Granted during the year	4,140,000	$0.10	$ -
Cancelled during the year	(6,065,000)	$0.15	$ -
Options outstanding at December 31, 2012	1,200,000	$0.10	$ -
Granted during the period	2,940,000	$0.12	$ -
Options outstanding at September 30, 2013	4,140,000	$0.11	$ 707,100

Share Purchase Options Outstanding
Expiry Date	Exercise Price	Number of Options

October 15, 2017	$0.10	1,200,000
January 16, 2018	$0.12	2,940,000

Total options outstanding		4,140,000